CONSOLIDATED BALANCE SHEETS - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 30,688,210	$ 28,647,190
Short-term investments	16,073,639	0
Marketable securities	1,104,400	736,960
Other assets	860,529	677,905
CURRENT ASSETS	48,726,778	30,062,055
Right-of-use assets	413,047	0
Exploration and evaluation assets	66,348,061	53,748,013
ASSETS	115,487,886	83,810,068
LIABILITIES
Accounts payable and accrued liabilities	2,228,673	1,181,866
Current portion of lease obligation	171,167	0
Flow-through premium liability	759,525	1,408
CURRENT LIABILITIES	3,159,365	1,183,274
Lease obligations	262,151	0
LIABILITIES	3,421,516	1,183,274
SHAREHOLDERS' EQUITY
Share capital	183,190,992	150,897,421
Contributed surplus	35,472,638	34,617,746
Deficit	(106,597,260)	(102,888,373)
SHAREHOLDERS' EQUITY	112,066,370	82,626,794
LIABILITIES AND SHAREHOLDERS' EQUITY	$ 115,487,886	$ 83,810,068